Significant Accounting Policies - Summary of Accumulated Deficit and Accumulated Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [line items]
Balance of accumulated deficit and accumulated OCI		¥ 208,514	¥ 189,977	¥ 161,023	¥ 17,533
Financial assets at fair value through profit or loss [member]
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification from available-for-sale financial assets to financial assets at fair value through profit or loss		(259)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of analysis of other comprehensive income by item [line items]
Transfer of impairment losses arising from reclassification of available-for-sale financial assets to financial assets at FVOCI and recognized previously in profit or loss		1,000
Accumulated deficit [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance of accumulated deficit and accumulated OCI		(5,556)	(4,294)	¥ (12,381)	¥ (19,204)
Adjustment to shareholders' equity from adoption of IFRS 9	¥ 1,300
Accumulated deficit [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification from available-for-sale financial assets to financial assets at fair value through profit or loss	316
Accumulated deficit [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of analysis of other comprehensive income by item [line items]
Transfer of impairment losses arising from reclassification of available-for-sale financial assets to financial assets at FVOCI and recognized previously in profit or loss	1,000
Increase in provision for debt instruments at FVOCI	(16)
Accumulated deficit [Member] | IAS 39 [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance of accumulated deficit and accumulated OCI	(4,294)
Accumulated deficit [Member] | IFRS9 [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance of accumulated deficit and accumulated OCI	(2,994)
Accumulated other comprehensive income [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance of accumulated deficit and accumulated OCI		¥ (1,417)	¥ 3,928
Adjustment to shareholders' equity from adoption of IFRS 9	(1,258)
Accumulated other comprehensive income [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] | Financial assets at fair value through profit or loss [member]
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification from available-for-sale financial assets to financial assets at fair value through profit or loss	(316)
Accumulated other comprehensive income [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of analysis of other comprehensive income by item [line items]
Transfer of impairment losses arising from reclassification of available-for-sale financial assets to financial assets at FVOCI and recognized previously in profit or loss	(1,000)
Fair value measurement of financial assets classified from loans and receivables to financial assets at FVOCI as of January 1, 2018	42
Increase in provision for debt instruments at FVOCI	16
Accumulated other comprehensive income [member] | IAS 39 [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance of accumulated deficit and accumulated OCI	3,928
Accumulated other comprehensive income [member] | IFRS9 [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance of accumulated deficit and accumulated OCI	¥ 2,670